Note 3 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) a	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Park Copper Mining Company [Member]
Volume Of Timber And Mineral Property Held | a					100
Allowance for Doubtful Accounts Receivable	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized Tax Benefits	0		0		0	0
Depreciation	$ 338,333	$ 326,684	$ 674,420	$ 652,905	$ 1,312,585	$ 1,164,366	$ 317,570